Other Non-current Assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Non-current Assets
11.	Other non-current assets

Joint ventures are undertakings in which the Group has an interest and which are jointly controlled by the Group and one or more other parties. Associates are undertakings where the Group has an investment in which it does not have control or joint control but can exercise significant influence.
Interests in joint ventures and associates are accounted for using the equity method and are stated in the consolidated balance sheet at cost, adjusted for the movement in the Group’s share of their net assets and liabilities. The Group’s share of the profit or loss after tax of joint ventures and associates is included in the Group’s consolidated profit before taxation.
Where the Group’s share of losses exceeds its interest in the equity accounted investee, the carrying amount of the investment is reduced to zero and the recognition of further losses is discontinued, except to the extent that the Group has an obligation to make payments on behalf of the investee.
Biological assets are measured at fair value less costs to sell with any changes recognised in the income statement.

	€ million	€ million
	2019	2018
		Restated (a)
Interest in net assets of joint ventures	35	14
Interest in net assets of associates	37	40
Long-term trade and other receivables (b)	380	307
Fair value of biological assets	17	18
Other non-current assets (c)	184	151

	653	530

(a)
Restated following adoption of IFRS 16. Operating lease prepayments for land that were previously reported within other non-current assets, have now been included within leased assets. See note1 and note 24 for further details.

(b)	Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(c)	Mainly relates to tax assets.

	€ million	€ million
Movements during 2019 and 2018	2019	2018
Joint ventures (a)
1 January	14	32
Additions	—	5
Dividends received/reductions (b)	(158)	(216)
Share of net profit/(loss)	179	190
Currency retranslation	—	3

31 December	35	14

Associates (c)
1 January	40	44
Additions	1	3
Dividend received/reductions	—	—
Share of net profit/(loss)	(3)	(5)
Currency retranslation	(1)	(2)

31 December	37	40

(a)	Our principal joint ventures are Unilever FIMA LDA for Portugal, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International for the rest of the world.
(b)	2018 includes a capital reduction in joint venture of Unilever FIMA LDA of € 64 million.
(c)	Associates as at 31 December 201 9 primarily comprise our investments in Langholm Capital Partners.
The joint ventures and associates have
no
contingent liabilities to which the Group is exposed, and the Group has no
contingent liabilities in relation to its interests in the joint ventures and associates.

The Group has
no
outstanding capital commitments to joint ventures.

Outstanding balances with joint ventures and associates are shown in note 23 on page
137
.